SHARE-BASED PAYMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Disclosure Of Share Based Payments [Abstract]
SHARE-BASED PAYMENTS

NOTE 4 — SHARE-BASED PAYMENTS

On January 30, 2019, the Company’s Board of Directors approved a grant of a total of 1,968,954 options and 339,495 restricted share units (“RSUs”) to four grantees.

On May 20, 2019, the Company’s Board of Directors approved a grant of a total of 4,712,779 options and 610,829 RSUs to 41 grantees.

On May 20,2019, the Company’s Board of Directors resolved to allow nine grantees to be granted new 5,076,583 performance shares and 1,039,314 performance RSUs in lieu of 5,076,583 performance shares and 1,039,314 performance RSUs granted in the past that have not yet vested. The new performance options and RSUs will vest in December 2022 if the price of the Company’s ordinary shares is, at such time, at least NIS 5.32 per share (equivalent to $1.53), or 50% of such options will vest if the price of our ordinary shares is, at such time, at least NIS 2.66 per share (equivalent to $0.76). In case that, on the applicable measurement date, the price of the Company’s ordinary shares is within the range between these two vesting-trigger share prices, the relative quantity of the options will vest. Out of the new options and RSUs a grant of 3,019,864 performance shares and 609,232 performance RSUs to the Company’s President and Chief Executive Officer is subject to shareholders’ approval. All such employee accepted the Company’s proposal and the new options and RSU were granted to all such employees, except for the President and Chief Executive Officer, which is waiting for shareholders’ approval.

On May 29, 2019, the Company’s shareholders approved a grant of a total of 1,210,000 options to seven directors.

On August 13, 2019, the Company’s Board of Directors approved a grant of a total of 4,884,966 options and 31,148 RSUs to 19 grantees.

As to grant subsequent to September 30, 2019, see Note 6.

NOTE 15 – SHARE-BASED PAYMENTS

a.    Description of share-based payment arrangements and grants:

1)    Performance-based options

Unvested performance-based options as of December 31, 2015 were cancelled and replaced on January 21, 2016 with new grants of options and restricted share units (“RSUs”) that are either contingent upon the continued employment only or are also contingent on meeting performance criteria, as detailed in (2) below.

2)    Options and RSUs with service conditions and market conditions

On January 21, 2016, the Company’s Board of Directors approved a new share-based plan for options and RSUs for key employees that will vest on January 21, 2020 (or earlier in case of an acceleration event), if the share price is at least NIS 2.13 (equivalent to $0.57 as of December 31, 2018) (the “First Trigger Price”), at which time 50% of the RSUs will vest and if the share price is NIS 4.24 (equivalent to $1.13 as of December 31, 2018), 100% will vest. In the range between these two share prices, a relative quantity will vest. An acceleration event is defined as an event in which all the issued and outstanding share capital of the Company (including by way of a merger in which the Company’s shareholders prior to the merger will hold less than 10% of the issued and outstanding share capital and voting rights in the company surviving the merger) is sold for consideration reflecting a price per share that is not lower than NIS 2.13 (equivalent to $0.57 as of December 31, 2018). The above vesting is also contingent upon continued employment.

On March 14, 2018, the Company’s Board of Directors approved a change of the First Trigger Price from NIS 2.13 (equivalent to $0.57 as of December 31, 2018) to NIS 1.70 (equivalent to $0.45 as of December 31, 2018) and a change of the January 21, 2020 vesting date to December 20, 2020. On May 23, 2018 the Company’s shareholders approved such changes with respect to the portion of such options and RSUs granted to the Company’s President and Chief Executive Officer (the “CEO”).

Such change triggered a new measurement of the fair value of the options and the RSUs. The fair value of the above changes was $239 thousand. The assessment has been executed using a Monte-Carlo Simulation.

3)    Options to key employees, employees and directors with only service condition

On January 21, 2016, the Company’s Board of Directors, as part of the share-based plan described in (2) above, also approved a grant of options that will vest as followed: 25% will vest and become exercisable one year following the date of grant and the remaining 75% will vest and become exercisable in 12 equal quarterly portions, beginning on the first anniversary of the date of grant.

Grants to other employees not participating in the key employees share-based plan, usually vest over four years, as follows: 2/3 will vest and be exercisable two years following the date of grant, and the remaining 1/3 will vest and become exercisable in four equal quarterly portions, at the end of each calendar quarter commencing on the second anniversary of the date of grant.

Options granted to directors during the years ended December 31, 2016, 2017 and 2018, were usually divided into three tranches, each equal to 33% of the amount of options granted. The allotment and the vesting period for the first tranche began on the date of grant; the allotment and the vesting period for the second tranche will begin on first anniversary of the date of grant; and the allotment and the vesting period for the third tranche will begin on the third anniversary of the date grant. Each tranche vests in four equal portions annually over four years. The exercise price for each tranche is set on the date of allotment and is based on the average market price of the ordinary share prior to such allotment date plus 10%. The grants to directors were measured on the grant date for all three tranches using the binomial model. The option data in d. below include only options already allotted.

4)    Grants of options and RSUs under the January 2016 plan

Grants in the reported years

In March 2016, the Company granted to (i) the CEO options exercisable into 3,620,834 ordinary shares in lieu of all the options granted in the past that have not yet vested, and (ii) 16 other employees options exercisable into 3,755,847 ordinary shares in lieu of all the options granted in the past that have not yet vested. In addition, the terms of options exercisable into 741,314 ordinary shares granted in the years ended December 31, 2014 and 2015 to other employees were modified, such that the performance conditions of their exercise were cancelled and their vesting period has been extended. The said replacement was handled as a change in the conditions in accordance with IFRS 2, Share-based Payment. The incremental value measured at the date of replacement was not significant. In addition, in March 2016, the Company granted to employees, officers and directors 15,270,957 options and 3,465,761 RSUs.

In May 2016, the Company granted 1,759,999 options to directors.

In September 2016, the Company granted to employees 1,114,129 options and 72,545 RSUs.

In February 2017, the Company granted 711,000 options to 15 employees.

In May 2017, the Company granted 440,000 options to directors and 100,000 options were granted to a consultant.

In September 2017, the Company granted 2,281,218 options and 362,858 RSUs to 11 employees. In addition, 100,000 options were granted to a consultant.

In March 2018, the Company granted 1,802,512 options and 229,534 RSUs to 20 employees and officers. In addition, 263,681 options and 49,032 RSUs were granted to a consultant.

In August 2018, the Company granted 530,137 options and 17,160 RSUs to 12 employees.

Grants subsequent to December 31, 2018

On January 30, 2019, the Company’s Board of Directors approved the grant of (i) options exercisable into 1,968,954 ordinary shares at exercise price ranging between NIS 1.30 and NIS 1.43 (equivalent to between $0.35 and $ 0.39 as of January 30, 2019) per share, which expire between 2024 and 2026; and (ii) 339,495 performance-based RSUs, to employees of the Company and its U.S. subsidiary. All said RSUs are without an exercise price.

b.    Measurement of fair value of share-based payments

The fair value of the options with service conditions granted to employees, directors and consultants is measured according to the Black-Scholes valuation model. The fair value of options and RSUs granted to officers and key employees where vesting is made on the basis of the increase in the Company’s share price and is measured by implementing the Monte Carlo Simulation. The options granted to directors but which have not yet been allocated, nor set an exercise price, were priced using the binomial model.

Following are the parameters used to measure the fair value on the date of grant of share-based awards during the year ended December 31, 2018:

	Options with	Options with
	service	service
	conditions	conditions and
	only	market conditions	RSUs
The number of shares arising from the exercise of the options (in thousands)	1,313	1,283	296
The parameters included when calculating fair value:
The share price (at the grant date) (in NIS)	1.10 - 1.25	1.10 - 1.25	1.10 - 1.25
The exercise price (in NIS)	1.12 - 1.29	1.02 - 1.17	0.00 - 0.30
Expected volatility (weighted average)	55% - 58%	55% - 56%	55% - 56%
Expected lifetime (weighted average)	3.5 - 4.0 years	4.7 - 5.7 years	N/A
Risk-free interest rate	0.91% - 1.13%	1.27% - 1.46%	N/A
Expected dividend rate	0%	0%	0%

The expected volatility was determined based on the historical volatility of the share price. The expected lifetime of the options is determined in accordance with management’s estimation of the duration of the employees’ holdings of such awards, given their position in the Company and the Company’s past experience with respect to employee attrition. The risk-free interest rate is based on interest rates of Israeli government bonds denominated in NIS, whose remaining period is equal to the expected lifetime of the options.

c.    Extension of the exercise period of options granted to the CEO and to officers and key employees of the Company and its subsidiaries

On March 21, 2017, the Company’s Board of Directors resolved to extend by five years, till January 20, 2026, the exercise period of a total of 18,890,695 options, consisting of 3,699,208 options with service conditions and 15,191,487 options with service conditions and market conditions, granted to officers and key employees of the Company and its subsidiaries. There was no change in the other terms of the options, including the exercise price and the vesting terms. The new exercise period is in line with the Company’s compensation policy which allows an exercise period of up to ten years. On May 14, 2017 the Company’s shareholders approved such extension with respect to the portion of such options granted to the CEO.

The fair value of the extension of the exercise period of the options was $475 thousand. The assessment of the fair value of change on the service-based options has been executed using Black-Scholes valuation model. The assessment of the fair value of change on the options with service conditions and market conditions has been executed using a Monte-Carlo Simulation. The assumptions used are detailed below:

	Service	Performance
	options	options
Expected volatility	57.6%	57.6%
Average lifetime (in years)	4.8 - 5.9	8.8
Risk free interest rate	0.91% - 1.36%	2.0%
Expected dividends rate	0%	0%

d.    Reconciliation of outstanding options and RSUs

The number of options and RSUs and the weighted average exercise price for every option or RSU:

		Year Ended December 31,
		2018		2017		2016
			Range of		Range of		Range of
		Number of	exercise price	Number of	exercise price	Number of	exercise price
		awards	(NIS)	Awards	(NIS)	awards	(NIS)
Outstanding at beginning of year		35,892,484	0.00 – 2.50	40,178,148	0.00 – 2.50	24,316,648	0.10 – 2.50
Granted during the year		3,312,056	0.00 – 1.29	4,105,076	0.00 – 1.68	28,180,067	0.00 – 1.55
Forfeited and expired during the year		(2,305,527)	—	(6,825,690)	—	(11,962,761)	—
Exercised during the year		(1,096,800)	023 – 0.51	(1,565,050)	0.23	(355,806)	0.10 - 0.48

Outstanding at end of year	*	35,802,213	0.00 - 2.50	35,892,484	0.00 - 2.50	40,178,148	0.00 - 2.50

Exercisable at end of year		10,114,392	0.23 - 2.50	9,716,559	0.23 - 2.50	12,319,881	0.23 - 2.50

* Including:
Options with service conditions only		15,661,344
Options with service conditions and market conditions		16,699,449
RSUs		3,441,420
Total		35,802,213

As a result of the grant of options and RSUs, the Company recorded for the years ended December 31, 2018, 2017 and 2016, a non-cash expense of $1,021 thousand, $1,294 thousand and $1,776 thousand, respectively. The balance of expenditure amounting to $1,090 thousand will be recorded by the Company over the remaining vesting period of the options and RSUs.

The total share-based compensation expenses relating to all of the Company’s share-based awards recognized for the years ended December 31, 2018, 2017 and 2016 were included in items of the consolidated statements of operations, as follows:

	Year Ended December 31,
	2018	2017	2016
	U.S. dollars in thousands
Cost of revenues	$10	$9	$30
Selling and marketing expenses	295	336	429
Research and development expenses	104	87	257
General and administrative expense	612	740	1,060
Financial expenses from notes and loans	—	122	—
	$1,021	$1,294	$1,776

The weighted average share price upon exercise of the options, for options exercised in the year ended December 31, 2018 and 2017 and 2016 was $0.35,  $0.35 and $0.34, respectively. The weighted average remaining contractual life of the options outstanding as of December 31, 2018, 2017 and 2016 was 5.74 years, 6.23 years and 4.22 years, respectively.